Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000136710 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136710 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136710 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136710 | Zambia Government International Bonds_5.750_6/30/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136710 | Republic of Uzbekistan International Bonds_16.250_10/12/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136710 | Tunisian Republic_6.375_7/15/2026
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136710 | Uruguay Government International Bonds_3.875_7/2/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Iraq International Bonds_5.800_1/15/2028
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136710 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000_5/12/2027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136710 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136710 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136710 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136710 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136710 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136710 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136710 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136710 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136710 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136710 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136710 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136710 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000136710 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136710 | Sri Lanka
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136710 | Mozambique
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136710 | Angola
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136710 | Pakistan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136710 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136710 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136710 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.50%
C000136710 | United States
Holdings [Line Items]
Percent of Total Investments	5.90%
C000136710 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000136710 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136710 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000136710 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136710 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136711 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136711 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136711 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136711 | Zambia Government International Bonds_5.750_6/30/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136711 | Republic of Uzbekistan International Bonds_16.250_10/12/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136711 | Tunisian Republic_6.375_7/15/2026
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136711 | Uruguay Government International Bonds_3.875_7/2/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Iraq International Bonds_5.800_1/15/2028
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136711 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000_5/12/2027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136711 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136711 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136711 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136711 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136711 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136711 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136711 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136711 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136711 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136711 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136711 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136711 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000136711 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136711 | Sri Lanka
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136711 | Mozambique
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136711 | Angola
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136711 | Pakistan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136711 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136711 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136711 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.50%
C000136711 | United States
Holdings [Line Items]
Percent of Total Investments	5.90%
C000136711 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000136711 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136711 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000136711 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136711 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136712 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136712 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136712 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136712 | Zambia Government International Bonds_5.750_6/30/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136712 | Republic of Uzbekistan International Bonds_16.250_10/12/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136712 | Tunisian Republic_6.375_7/15/2026
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136712 | Uruguay Government International Bonds_3.875_7/2/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Iraq International Bonds_5.800_1/15/2028
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136712 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000_5/12/2027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136712 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136712 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136712 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136712 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136712 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136712 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136712 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136712 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136712 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136712 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136712 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136712 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000136712 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136712 | Sri Lanka
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136712 | Mozambique
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136712 | Angola
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136712 | Pakistan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136712 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136712 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136712 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.50%
C000136712 | United States
Holdings [Line Items]
Percent of Total Investments	5.90%
C000136712 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000136712 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136712 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000136712 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136712 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136714 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136714 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136714 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136714 | Zambia Government International Bonds_5.750_6/30/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136714 | Republic of Uzbekistan International Bonds_16.250_10/12/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136714 | Tunisian Republic_6.375_7/15/2026
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136714 | Uruguay Government International Bonds_3.875_7/2/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Iraq International Bonds_5.800_1/15/2028
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136714 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000_5/12/2027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136714 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136714 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136714 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136714 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136714 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136714 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136714 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136714 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136714 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136714 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136714 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136714 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000136714 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136714 | Sri Lanka
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136714 | Mozambique
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136714 | Angola
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136714 | Pakistan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136714 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136714 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136714 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.50%
C000136714 | United States
Holdings [Line Items]
Percent of Total Investments	5.90%
C000136714 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000136714 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136714 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000136714 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136714 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136713 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	2.20%
C000136713 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136713 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136713 | Zambia Government International Bonds_5.750_6/30/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136713 | Republic of Uzbekistan International Bonds_16.250_10/12/2026
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136713 | Tunisian Republic_6.375_7/15/2026
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136713 | Uruguay Government International Bonds_3.875_7/2/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Iraq International Bonds_5.800_1/15/2028
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136713 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000_5/12/2027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136713 | Suriname Government International Bonds_7.950_7/15/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136713 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136713 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136713 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136713 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136713 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136713 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136713 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136713 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136713 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136713 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136713 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000136713 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136713 | Sri Lanka
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136713 | Mozambique
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136713 | Angola
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136713 | Pakistan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000136713 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136713 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.40%
C000136713 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.50%
C000136713 | United States
Holdings [Line Items]
Percent of Total Investments	5.90%
C000136713 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000136713 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136713 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000136713 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136713 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221417 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.00%
C000221417 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221417 | U.S. Treasury Notes_4.125_3/31/2031
Holdings [Line Items]
Percent of Total Investments	3.70%
C000221417 | U.S. Treasury Bonds_3.875_2/15/2043
Holdings [Line Items]
Percent of Total Investments	3.40%
C000221417 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221417 | U.S. Treasury Notes_3.500_4/30/2030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221417 | U.S. Treasury Notes_1.000_7/31/2028
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221417 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221417 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221417 | U.S. Treasury Notes_1.500_1/31/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221417 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221417 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221417 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221417 | IndustryHome Equity ABS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221417 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221417 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221417 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221417 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221417 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221417 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000221417 | United States
Holdings [Line Items]
Percent of Total Investments	96.30%
C000221417 | France
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221417 | Germany
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221417 | Australia
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221417 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221417 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221417 | Canada
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221417 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000221417 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221417 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000221417 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221417 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000221417 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221417 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221417 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221418 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.00%
C000221418 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221418 | U.S. Treasury Notes_4.125_3/31/2031
Holdings [Line Items]
Percent of Total Investments	3.70%
C000221418 | U.S. Treasury Bonds_3.875_2/15/2043
Holdings [Line Items]
Percent of Total Investments	3.40%
C000221418 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221418 | U.S. Treasury Notes_3.500_4/30/2030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221418 | U.S. Treasury Notes_1.000_7/31/2028
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221418 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221418 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221418 | U.S. Treasury Notes_1.500_1/31/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221418 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221418 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221418 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221418 | IndustryHome Equity ABS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221418 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221418 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221418 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221418 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221418 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221418 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000221418 | United States
Holdings [Line Items]
Percent of Total Investments	96.30%
C000221418 | France
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221418 | Germany
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221418 | Australia
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221418 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221418 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221418 | Canada
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221418 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000221418 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221418 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000221418 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221418 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000221418 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221418 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221418 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221416 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.00%
C000221416 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221416 | U.S. Treasury Notes_4.125_3/31/2031
Holdings [Line Items]
Percent of Total Investments	3.70%
C000221416 | U.S. Treasury Bonds_3.875_2/15/2043
Holdings [Line Items]
Percent of Total Investments	3.40%
C000221416 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221416 | U.S. Treasury Notes_3.500_4/30/2030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221416 | U.S. Treasury Notes_1.000_7/31/2028
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221416 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221416 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221416 | U.S. Treasury Notes_1.500_1/31/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221416 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221416 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221416 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221416 | IndustryHome Equity ABS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221416 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221416 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221416 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221416 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221416 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221416 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000221416 | United States
Holdings [Line Items]
Percent of Total Investments	96.30%
C000221416 | France
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221416 | Germany
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221416 | Australia
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221416 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221416 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221416 | Canada
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221416 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000221416 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221416 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000221416 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221416 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000221416 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221416 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221416 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221415 | U.S. Treasury Notes_4.250_11/15/2034
Holdings [Line Items]
Percent of Total Investments	6.00%
C000221415 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221415 | U.S. Treasury Notes_4.125_3/31/2031
Holdings [Line Items]
Percent of Total Investments	3.70%
C000221415 | U.S. Treasury Bonds_3.875_2/15/2043
Holdings [Line Items]
Percent of Total Investments	3.40%
C000221415 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221415 | U.S. Treasury Notes_3.500_4/30/2030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221415 | U.S. Treasury Notes_1.000_7/31/2028
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221415 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221415 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221415 | U.S. Treasury Notes_1.500_1/31/2027
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221415 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221415 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221415 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221415 | IndustryHome Equity ABS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221415 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221415 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221415 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221415 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221415 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221415 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000221415 | United States
Holdings [Line Items]
Percent of Total Investments	96.30%
C000221415 | France
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221415 | Germany
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221415 | Australia
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221415 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221415 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221415 | Canada
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221415 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000221415 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221415 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000221415 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221415 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000221415 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221415 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221415 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%